Long-term bank loans	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Long-term bank loans

7.               Long-term bank loans:

Details of the Company’s credit facilities and debt securities are discussed in Note 7 of the Company’s consolidated financial statements for the year ended December 31, 2021, included in the 2021 Annual Report and supplemented by the below new activities during the six-month period ended June 30, 2022.

New Financing Activities

(i) ING $310,600 Facility:

On June 28, 2022, the Company entered into an amended and restated facility agreement with ING Bank N.V., London Branch (ING) the ING $310,600 Facility, in order to increase the financing by $100,000 and to include additional borrowers under the existing ING $210,600 Facility. The additional financing amount of $100,000 was available in nine tranches ranging from $9,895 to $12,368 and were drawn on June 30, 2022 in order to refinance the outstanding amounts under the lease agreements with CMBL of the Eneti Acquisition Vessels and the Star Vega (Note 6) and to refinance the outstanding loan amount of HSBC $80,000 Facility of the vessel Madredeus, as described below. Each tranche is repayable in 20 equal quarterly principal payments ranging from $261 to $412 plus a balloon payment ranging from $1,649 to $6,746 due five years after their drawdown. ING $310,600 Facility, is secured also by a first priority mortgage on the Eneti Acquisition Vessels, Star Vega and Madredeus.

In addition to the scheduled repayments during the six month period ended June 30, 2022, on March 24, 2022 and June 23, 2022 the Company prepaid an amount of $4,100 and $6,600, respectively, corresponding to the outstanding loan amount of the vessels Star Omicron and Madredeus under the HSBC $80,000 Facility. Furthermore, as further discussed in Note 7 of the Company’s consolidated financial statements for the year ended December 31, 2021, included in the 2021 Annual Report, the HSBC Working Capital Facility, which had been subject to annual renewals from the lender, was not renewed in February 2022.

The Company’s credit facilities contain financial covenants and undertakings, a summary of which is included in Note 7 of the Company’s consolidated financial statements for the year ended December 31, 2021, included in the 2021 Annual Report.

As of December 31, 2021 and June 30, 2022, the Company was required to maintain minimum liquidity, not legally restricted, of $64,000, which is included within “Cash and cash equivalents” in the consolidated balance sheets. In addition, as of December 31, 2021 and June 30, 2022, the Company was required to maintain a minimum liquidity, legally restricted, of $22,986 and $14,596, respectively, which is included within “Restricted cash, current and non-current” in the consolidated balance sheets. The decrease in restricted cash is attributable to the decrease in collateral required under certain of the Company’s financial instruments (Note 12).

7.       Long-term bank loans - continued:

As of June 30, 2022, the Company was in compliance with the applicable financial and other covenants contained in its debt agreements and lease financings described in Note 6.

The principal payments required to be made after June 30, 2022 for all of the then-outstanding bank debt, after giving effect to the refinancing arrangements discussed in Note 14, to the extent applicable are as follows:

Twelve month periods ending	Amount
June 30, 2023	$161,246
June 30, 2024	304,291
June 30, 2025	190,601
June 30, 2026	197,445
June 30, 2027	193,191
June 30, 2028 and thereafter	64,230
Total Long-term bank loans	$1,111,004
Unamortized loan issuance costs	(9,591)
Total Long-term bank loans, net	$1,101,413
Current portion of long term bank loans	161,246
Long term bank loans, net of current portion and unamortized loan issuance costs	940,167

All of the Company’s bank loans and applicable lease financings bear interest at LIBOR plus a margin, except for the DSF $55,000 Facility (Note 12). In addition, following a number of interest rate swaps that the Company entered during the last three years (Note 12), it has converted, as of June 30, 2022, a total of $796.1 million of its debt from floating to an average fixed rate of 45 bps. The weighted average interest rate (including the margin) related to the Company’s existing bank loans and lease financings for the six-month periods ended June 30, 2021 and 2022 was 3.06% and 2.82%, respectively.

The commitment fees incurred during the six-month periods ended June 30, 2021 and 2022 with regards to the Company’s unused amounts under its credit facilities were $3 and $700, respectively. There are no undrawn portions as of June 30, 2022.

The amounts of “Interest and finance costs” included in the unaudited interim condensed consolidated income statements are analyzed as follows:

	Six months ended June 30,
	2021	2022
Interest on financing agreements	$24,028	$21,718
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Income (Note 12)	998	(633)
Amortization of debt (loan, lease & notes) issuance costs	3,606	2,641
Other bank and finance charges	827	582
Interest and finance costs	$29,459	$24,308

During the six-month periods ended June 30, 2021 and 2022, the Company incurred finance expenses of $0 and $2,344, respectively and during the respective periods the Company wrote off an amount of $1,859 and $1,090, respectively of unamortized debt issuance costs. The above mentioned amounts were incurred in connection with the refinancing of certain credit facilities and lease financings as described in Note 7 (above) and in Note 6 and are included under “Gain/(Loss) on debt extinguishment, net” in the unaudited interim condensed consolidated statements of operations.

7.       Long-term bank loans - continued:

Also upon de-designation of an interest rate swap, an aggregate amount of $3,563 representing the cumulative gain on the hedging instrument on the de-designation date, previously recognized in equity was written-off, since the forecasted transactions associated with this hedge were no longer probable since the corresponding loan was fully repaid. The abovementioned amount was included under “Gain/(Loss) on debt extinguishment, net” in the unaudited interim condensed consolidated statements of operations.